Earnings Per Unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Unit [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Units

	September 30, 2021			September 30, 2020
(in thousands, except for unit and per unit amounts)	Class A		Class B	Class A	Class B
Basic Earnings Per Unit:
Numerator
Net loss	$(5,718)		$(2,340)	$(734)	$(371)
Less: annual dividends on redeemable preferred units	(8,692)		(3,557)	(2,781)	(1,405)

Net loss attributable to common unitholders	(14,410)		(5,897)	(3,515)	(1,776)

Denominator
Weighted-average units used to compute basic earnings per unit	5,480,611		2,242,981	3,227,744	1,631,064

Basic and Diluted Earnings Per Unit	$(2.63	) $	(2.63)	$(1.09)	$(1.09)

	December 31, 2020		December 31, 2019
(in thousands, except for unit and per unit amounts)	Class A	Class B	Class A	Class B
Basic Earnings Per Unit:
Numerator
Net income (loss)	$(5,380)	$(2,584)	$(3,201)	$(1,571)
Less: annual dividends on redeemable preferred units	(4,083)	(1,961)	(1,753)	(860)

Net income (loss) attributable to common unitholders	(9,463)	(4,545)	(4,954)	(2,431)

Denominator
Weighted-average units used to compute basic earnings per unit	3,531,681	1,696,135	1,578,164	774,500
Basic Earnings Per Unit	$(2.68)	$(2.68)	$(3.14)	$(3.14)